Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable Net [Abstract]
Accounts receivable	$ 2,264	$ 5,110
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 2,264	$ 5,110